GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,133
Accumulated Amortization	(1,608)	$ 0	$ 0
Intangible Assets, Net	12,525
Trademark
Finite-Lived Intangible Assets [Line Items]
Cost	795
Accumulated Amortization	(104)
Intangible Assets, Net	691
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,161
Accumulated Amortization	(604)
Intangible Assets, Net	5,557
Customer relationship - Warranty
Finite-Lived Intangible Assets [Line Items]
Cost	201
Accumulated Amortization	(40)
Intangible Assets, Net	161
Customer relationship - Rental
Finite-Lived Intangible Assets [Line Items]
Cost	2,102
Accumulated Amortization	(206)
Intangible Assets, Net	1,896
Customer relationship - Distribution
Finite-Lived Intangible Assets [Line Items]
Cost	4,578
Accumulated Amortization	(358)
Intangible Assets, Net	4,220
Backlog
Finite-Lived Intangible Assets [Line Items]
Cost	296
Accumulated Amortization	(296)
Intangible Assets, Net	$ 0